Loans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan, Lease, and Other Losses	$ 0	$ 0
Financing Receivable, Allowance for Credit Losses, Write-downs	330,485	200,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,348,275	2,443,681
Impaired Financing Receivable, with Related Allowance, Recorded Investment	994,469	956,813
Participating Mortgage Loans, Participation Liabilities, Amount	31,000,000	27,500,000
Federal Reserve Bank Advances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Pledged as Collateral	41,000,000
Federal Home Loan Bank of Atlanta [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Pledged as Collateral	61,000,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	752,889	956,813
Provision for Loan, Lease, and Other Losses	7,580
Financing Receivable, Allowance for Credit Losses, Write-downs	30,000
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,183,509	2,240,046
Financing Receivable, Modifications, Recorded Investment	271,580
Impaired Financing Receivable, with Related Allowance, Recorded Investment	241,580
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	164,766	203,635
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	752,889	956,813
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	38,028	35,631
Provision for Loan, Lease, and Other Losses	97,878	48,771
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 200,000	$ 200,000